UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21595

Cohen & Steers Worldwide Realty Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2009

Item 1. Schedule of Investments

COHEN & STEERS WORLDWIDE REALTY INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value
COMMON STOCK 127.0%
AUSTRALIA 20.0%
DIVERSIFIED 10.7%
BGP Holdings PLC (EUR)(a),(b)	3,927,678	$0
Dexus Property Group(c)	2,849,423	2,124,128
GPT Group(c)	5,047,714	3,050,368
Mirvac Group(c)	1,688,944	2,503,177
Stockland(c)	1,225,620	4,411,466
		12,089,139
OFFICE 3.9%
Commonwealth Property Office Fund(c)	2,560,523	2,145,949
ING Office Fund(c)	4,598,491	2,271,801
		4,417,750
RETAIL 5.4%
Macquarie CountryWide Trust(c)	920,979	519,992
Westfield Group(c)	453,442	5,560,368
		6,080,360
TOTAL AUSTRALIA		22,587,249
AUSTRIA 1.3%
DIVERSIFIED 0.0%
CA Immobilien Anlagen AG(b)	3,578	46,285
RETAIL 1.3%
Atrium European Real Estate Ltd(b)	195,953	1,407,931
TOTAL AUSTRIA		1,454,216
BERMUDA 0.4%
HOTEL
Orient-Express Hotels Ltd.(c)	41,920	482,499
BRAZIL 1.1%
RESIDENTIAL 0.2%
MRV Engenharia e Participacoes SA(c)	13,628	261,544

	Number of Shares	Value
RETAIL 0.9%
BR Malls Participacoes SA(b),(c)	85,401	$1,007,497
TOTAL BRAZIL		1,269,041
CANADA 4.9%
DIVERSIFIED 0.4%
Canadian Real Estate Investment Trust(c)	19,560	471,347
OFFICE 1.6%
Brookfield Properties Corp.(c)	157,776	1,776,558
OFFICE/INDUSTRIAL 0.4%
Realex Properties Corp., 144A(d)	1,288,500	424,225
RESIDENTIAL 1.1%
Boardwalk REIT(c)	34,874	1,255,679
RETAIL 1.4%
Primaris Retail REIT(c)	114,381	1,623,865
TOTAL CANADA		5,551,674
FINLAND 0.4%
DIVERSIFIED
Citycon Oyj	114,145	484,398
FRANCE 6.3%
DIVERSIFIED
Fonciere des Regions(c)	4,422	515,021
Gecina SA(c)	12,252	1,461,210
Unibail-Rodamco(c)	24,524	5,094,184
		7,070,415
GERMANY 0.2%
DIVERSIFIED
IVG Immobilien AG(b)	23,343	255,509
HONG KONG 11.2%
DIVERSIFIED 7.6%
China Resources Land Ltd.	164,000	358,893

	Number of Shares	Value
Glorious Property Holdings Ltd.(a),(b)	2,074,000	$1,177,489
Hang Lung Properties Ltd.	142,000	524,939
Henderson Land Development Company Ltd.	190,000	1,220,895
Hysan Development Company Ltd.	517,770	1,302,768
New World Development Ltd.(e)	367,000	781,350
Sun Hung Kai Properties Ltd.	212,746	3,140,385
		8,506,719
HOTEL 0.0%
Shangri-La Asia Ltd.	10,000	18,838
OFFICE 1.2%
Hongkong Land Holdings Ltd. (USD) (Singapore)	312,200	1,358,070
RETAIL 2.4%
Link REIT	1,241,500	2,739,292
TOTAL HONG KONG		12,622,919
JAPAN 13.0%
DIVERSIFIED 9.0%
Goldcrest Co., Ltd.(c)	13,620	411,946
Kenedix Realty Investment Corp.(c)	297	1,115,011
Mitsubishi Estate Co., Ltd.(c)	212,000	3,334,752
Mitsui Fudosan Co., Ltd.(c)	207,700	3,514,692
Nomura Real Estate Holdings(c)	8,800	143,031
Sumitomo Realty & Development Co., Ltd.(c)	68,000	1,244,627
Tokyo Tatemono Co., Ltd.(c)	91,000	445,040
		10,209,099
OFFICE 3.2%
DA Office Investment Corp.(c)	344	1,130,508
Japan Prime Realty Investment Corp.(c)	1,036	2,518,300
		3,648,808
RETAIL 0.8%
AEON Mall Co., Ltd.(c)	20,900	435,160

	Number of Shares	Value
Japan Retail Fund Investment Corp.(c)	73	$396,045
		831,205
TOTAL JAPAN		14,689,112
NETHERLANDS 2.4%
OFFICE 0.7%
VastNed Offices/Industrial NV(c)	47,895	848,054
RETAIL 1.7%
Corio NV(c)	18,194	1,254,797
VastNed Retail NV(c)	10,083	649,070
		1,903,867
TOTAL NETHERLANDS		2,751,921
NEW ZEALAND 1.1%
DIVERSIFIED
Kiwi Income Property Trust(c)	1,644,550	1,258,956
NORWAY 0.5%
OFFICE
Norwegian Property ASA(b)	326,636	551,358
SINGAPORE 3.7%
DIVERSIFIED 1.4%
Keppel Land Ltd.	821,100	1,597,142
HOTEL 1.1%
CDL Hospitality Trusts	1,236,000	1,263,507
OFFICE 1.0%
CapitaCommercial Trust	1,502,000	1,108,920
RETAIL 0.2%
CapitaMall Trust	194,000	254,783
TOTAL SINGAPORE		4,224,352
SWEDEN 0.8%
DIVERSIFIED 0.4%
Castellum AB	23,276	225,370

	Number of Shares	Value
Fabege AB	33,153	$194,980
		420,350
OFFICE 0.4%
Wihlborgs Fastigheter AB	27,986	518,865
TOTAL SWEDEN		939,215
UNITED KINGDOM 6.5%
DIVERSIFIED 3.3%
British Land Co., PLC(c)	148,880	1,130,656
Hammerson PLC(c)	153,546	967,572
Land Securities Group PLC(c)	163,038	1,628,496
		3,726,724
INDUSTRIAL 1.5%
Segro PLC(c)	287,182	1,686,679
OFFICE 1.2%
Derwent London PLC(c)	46,683	910,199
Great Portland Estates PLC(c)	96,763	409,337
		1,319,536
RESIDENTIAL 0.4%
Unite Group PLC	110,500	464,888
SELF STORAGE 0.1%
Big Yellow Group PLC	16,201	97,094
TOTAL UNITED KINGDOM		7,294,921
UNITED STATES 53.2%
DIVERSIFIED 5.6%
Colonial Properties Trust	34,352	334,245
Cousins Properties	108,859	901,353
Forest City Enterprises(c)	78,474	1,049,197
Vornado Realty Trust(c)	62,654	4,035,544
		6,320,339

	Number of Shares	Value
HEALTH CARE 3.7%
Brookdale Senior Living(c)	74,530	$1,351,229
HCP(c)	99,061	2,847,013
		4,198,242
HOTEL 2.0%
Hospitality Properties Trust	18,429	375,399
Host Hotels & Resorts(c)	160,211	1,885,683
		2,261,082
INDUSTRIAL 4.8%
ProLogis(c)	453,881	5,410,261

OFFICE 8.9%
BioMed Realty Trust(c)	70,347	970,789
Boston Properties(c)	20,471	1,341,874
Brandywine Realty Trust(c)	162,001	1,788,491
Kilroy Realty Corp.(c)	45,356	1,258,175
Liberty Property Trust(c)	45,349	1,475,203
Mack-Cali Realty Corp.(c)	55,518	1,794,897
Parkway Properties(c),(e)	21,630	426,111
SL Green Realty Corp.(c)	23,174	1,016,180
		10,071,720
OFFICE/INDUSTRIAL 1.1%
PS Business Parks(c)	24,200	1,241,944

RESIDENTIAL 7.3%
Apartment Investment & Management Co.(c)	123,290	1,818,527
Education Realty Trust(c)	71,887	426,290
Equity Residential(c)	136,571	4,192,730
Post Properties	98,127	1,766,286
		8,203,833
RETAIL 16.5%
Developers Diversified Realty Corp.(c)	289,309	2,673,215
Glimcher Realty Trust	218,226	800,889
Inland Real Estate Corp.(c)	127,392	1,115,954

	Number of Shares	Value
Kimco Realty Corp.(c)	126,567	$1,650,434
Macerich Co.(c)	102,274	3,101,971
Simon Property Group(c)	106,818	7,416,374
Weingarten Realty Investors(c)	95,746	1,907,260
		18,666,097
SELF STORAGE 3.3%
Public Storage(c)	17,751	1,335,585
Sovran Self Storage(c)	63,432	1,930,236
U-Store-It Trust(c)	75,744	473,400
		3,739,221
TOTAL UNITED STATES		60,112,739
TOTAL COMMON STOCK (Identified cost—$130,222,810)		143,600,494

PREFERRED SECURITIES—$25 PAR VALUE 23.1%
BERMUDA 0.5%
INSURANCE—REINSURANCE
Aspen Insurance Holdings Ltd., 7.401%, Series A(c)	28,200	572,460

UNITED STATES 22.6%
REAL ESTATE
HEALTH CARE 1.9%
Health Care REIT, 7.875%, Series D(c)	88,600	2,130,830

HOTEL 3.1%
Host Hotels & Resorts, 8.875%, Series E(c)	81,600	2,040,000
LaSalle Hotel Properties, 7.50%, Series D(c)	29,575	602,443
LaSalle Hotel Properties, 8.00%, Series E(c)	40,000	885,200
		3,527,643
INDUSTRIAL 0.4%
AMB Property Corp., 6.50%, Series L(c)	25,000	509,500

OFFICE 0.9%
Alexandria Real Estate Equities, 7.00%, Series D(c)	50,000	975,000

RESIDENTIAL 5.3%
Apartment Investment & Management Co., 9.375%, Series G(c)	45,100	1,109,911
Apartment Investment & Management Co., 8.00%, Series T(c)	65,000	1,386,450

	Number of Shares	Value
Apartment Investment & Management Co., 7.75%, Series U(c)	100,000	$2,070,000
Apartment Investment & Management Co., 8.00%, Series V(c)	68,300	1,446,594
		6,012,955
RETAIL 6.1%
Developers Diversified Realty Corp., 7.375%, Series H	74,833	1,313,319
Kimco Realty Corp., 7.75%, Series G(c)	49,950	1,216,282
Regency Centers Corp., 7.25%, Series D(c)	50,000	1,110,000
Saul Centers, 8.00%, Series A(c)	30,000	693,600
Taubman Centers, 7.625%, Series H(c)	50,000	1,147,500
Weingarten Realty Investors, 6.50%, Series F(c)	70,571	1,411,420
		6,892,121
SPECIALTY 4.9%
Digital Realty Trust, 8.50%, Series A(c)	146,375	3,571,550
Digital Realty Trust, 7.875%, Series B(c)	82,575	1,966,111
		5,537,661
TOTAL UNITED STATES		25,585,710
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$27,830,607)		26,158,170

PREFERRED SECURITIES—CAPITAL SECURITIES 6.8%
FRANCE 0.3%
BANK
Groupe BPCE SA, 12.50%, due 8/30/49, 144A(d)	318,000	359,340

GERMANY 2.3%
DIVERSIFIED
IVG Immobilien AG, 8.00%, due 5/29/49(f)	3,500,000	2,586,981

UNITED STATES 4.2%
BANK 1.0%
CoBank ACB, 11.00%, Series C, 144A(c),(d)	25,000	1,151,563

INSURANCE-PROPERTY CASUALTY 2.3%
ACE Capital Trust II, 9.70%, due 4/1/30(c)	1,500,000	1,496,790

	Number of Shares		Value
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(c),(d)	1,500,000		$1,162,500
			2,659,290
MULTI UTILITIES 0.9%
Dominion Resources Capital Trust I, 7.83%, due 12/1/27(c)	1,000,000		972,168
TOTAL UNITED STATES			4,783,021
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$10,158,017)			7,729,342

	Principal Amount
CORPORATE BONDS 0.8%
LUXEMBOURG
REAL ESTATE—INDUSTRIAL
Prologis International, 5.875%, due 10/23/14 (Identified cost—$602,907)	EUR	685,000	862,059

	Number of Rights
RIGHTS 0.0%
UNITED KINGDOM
Unite Group PLC (a),(b) expire 10/2/09 (Identified cost—$0)	20,090		3,616

	Number of Shares
SHORT-TERM INVESTMENTS 0.5%
MONEY MARKET FUNDS
Dreyfus Treasury Cash Management Fund, 0.00%(g)	250,000		250,000

		Number of Shares	Value

Federated U.S. Treasury Cash Reserves Fund, 0.001%(g)		250,000	$250,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$500,000)			500,000

TOTAL INVESTMENTS (Identified cost—$169,314,341)	158.2%		178,853,681

LIABILITIES IN EXCESS OF OTHER ASSETS	(58.2)%		(65,795,395)

NET ASSETS (Equivalent to $7.18 per share based on 15,740,708 shares of common stock outstanding)	100.0%		$113,058,286

Glossary of Portfolio Abbreviations

EUR	Euro
REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.
(a)

Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair value securities represent 1.0% of net assets of the Fund.

(b)	Non-income producing security.
(c)	A portion or all of the security is pledged in connection with the revolving credit agreement: $132,783,048 has been pledged as collateral.
(d)	Resale is restricted to qualified institutional investors. Aggregate holdings equal 2.7% of net assets of the Fund.
(e)	A portion or all of the security is held as collateral for interest rate swap transactions: $409,902 has been segregated.
(f)	Illiquid security. Aggregate holdings equal 2.3% of net assets of the Fund.
(g)	Rate quoted represents the seven day yield of the fund.

Interest rate swaps outstanding at September 30, 2009 are as follows:

		Fixed	Floating Rate(a)
	Notional	Rate	(reset monthly)	Termination	Unrealized
Counterparty	Amount	Payable	Receivable	Date	Depreciation
Merrill Lynch Derivative Products AG	$15,000,000	2.934%	0.246%	July 25, 2012	$(525,973)
UBS AG	$5,000,000	3.600%	0.243%	January 17, 2013	(278,908)
					$(804,880	)(b)

(a)	Based on LIBOR (London Interbank Offered Rate). Represents rates in effect at September 30, 2009.
(b)	$539,000 is segregated as collateral for interest rate swap transactions.

NOTES TO FINANCIAL STATEMENTS

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.  If after a close of the foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. Interest rate swaps are valued utilizing quotes received from an outside pricing service.

Securities for which market prices are unavailable, or securities for which the investment manager determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing

NOTES TO FINANCIAL STATEMENTS (Continued)

involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value.

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at September 30, 2009 Using
	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock — Canada	$5,551,674	$5,127,449	$424,225	$—
Common Stock — Hong Kong	12,622,919	11,445,430	1,177,489
Common Stock — All Other Countries	125,425,901	125,425,901	—
Preferred Securities - $25 Par Value	26,158,170	26,158,170	—	—
Preferred Securities - Capital Securities - France	359.340	—	—	359,340
Preferred Securities - Capital Securities - all other countries	7,370,002	—	7,370,002	—
Corporate Bonds	862,059	—	862,059	—
Rights	3,616	—	3,616	—
Money Market Funds	500,000	—	500,000	—
Total Investments	$178,853,681	$168,156,951	$10,337,390	$359,340
Other Financial Instruments*	$(804,880)	$—	$(804,880)	$—

NOTES TO FINANCIAL STATEMENTS (Continued)

* Other financial instruments are interest rate swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of December 31, 2008	$—
Realized gain	37,009
Change in unrealized appreciation	41,340
Net purchases	280,991
Balance as of September 30, 2009	$359,340

Note 2. Derivative Instruments

The following is a summary of the market valuations of the Fund’s derivative instruments as of September 30, 2009:

Interest Rate Swaps	$(804,880)

Interest Rate Swaps: The Fund uses interest rate swaps in connection with the sale of preferred shares and borrowing under its credit agreement. The interest rate swaps are intended to reduce the risk that an increase in short-term interest rates could have on the performance of the Fund’s common shares as a result of the floating rate structure of the preferred shares and the credit agreement. In these interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty agreeing to pay the Fund a variable rate payment that is intended to approximate the Fund’s variable rate payment obligation on the preferred shares and the credit agreement. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the common shares. The market value

NOTES TO FINANCIAL STATEMENTS (Continued)

of interest rate swaps is based on pricing models that consider the time value of money, volatility, the current market and contractual prices of the underlying financial instrument. Unrealized appreciation is reported as an asset and unrealized depreciation is reported as a liability on the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected in the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent that such amount is positive.

Note 3. Income Tax Information

As of September 30, 2009, the federal tax cost and net unrealized appreciation on securities were as follows:

Gross unrealized appreciation	$20,034,167
Gross unrealized depreciation	(10,494,827)
Net unrealized appreciation	$9,539,340

Cost for federal income tax purposes	$169,314,341

Note 4. Merger

On June 10, 2009, the Boards of Directors of the Fund and each of Cohen & Steers Premium Income Realty Fund, Inc. (“RPF”), Cohen & Steers Advantage Income Realty Fund, Inc. (“RLF” and collectively with the Fund and RPF, the “Acquired Funds”) and Cohen & Steers Quality Income Realty Fund, Inc. (“RQI”) approved a merger, subject to approval by the Fund’s shareholders, in which the Fund, and RPF and RLF would merge with and into RQI in accordance with Maryland General Corporation Law. If each fund’s shareholders approve the mergers, shareholders of the Fund, and shareholders of RPF and RLF would become shareholders of RQI. In connection with the mergers, all of the Fund’s assets and liabilities will be combined with RQI, and each shareholder of the Fund will receive a number of shares of RQI in exchange for their shares of the Fund having an aggregate net asset value equal to the aggregate net asset value of the Fund’s shares held as of the close of business of the New York Stock Exchange on the closing date of the mergers. Each merger is subject to approval of the shareholders of each of RPF, RLF, RQI and the Fund and shareholders of RPF, RLF and RQI will vote separately on the merger involving their respective fund. Shareholders of RQI only must also approve an amendment to RQI’s charter to increase the number of authorized common shares.

NOTES TO FINANCIAL STATEMENTS (Continued)

Additionally, the merger of the Fund with and into RQI is conditioned on the approval of the merger of RPF with and into RQI or on the approval of the merger of RLF with and into RQI. If shareholders approve the mergers and if the shareholders of RQI approve an increase in the number of authorized common shares, the closing date of the mergers is expected to be on or about December 18, 2009.

If RQI’s shareholders do not approve the amendment to RQI’s charter to increase the number of authorized shares, but the proposals approving the mergers are approved, RQI will not have sufficient authorized but unissued common shares to issue to all of the Fund’s, and RPF’s and RLF’s shareholders, and will not be able to consummate all of the mergers. Should this occur, the Funds’ Boards of Directors reserve the right to consummate the mergers of only one or two of the Acquired Funds with and into RQI and will publicly announce prior to the closing date which mergers will be consummated.

Merger related expenses, which will be borne by the Fund, are estimated to be approximately $154,000.

Item 2. Controls and Procedures

(a)                        The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                       During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                        Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS WORLDWIDE REALTY INCOME FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and principal executive officer		Title: Treasurer and principal financial officer

Date: November 23, 2009